NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Basic Net Income (Loss) per share
Net loss applicable to shareholders	$ (15,888)	$ (42,304)
Diluted Net Income (Loss) per share
Net loss attributable to shareholders	$ (15,888)	$ (42,304)
Weighted average number of shares outstanding	4,879,738	3,019,259
Basic net loss/dilutive net loss per share	$ (3.26)	$ (14.01)
Stock Options
Diluted Net Income (Loss) per share
Anti-dilutive securities	529,324
Warrants
Diluted Net Income (Loss) per share
Anti-dilutive securities	3,299,355